Summary of Share-Based Performance-Earned Restricted Stock Activity (Detail) - Performance Earned Restricted Stock Awards - $ / shares shares in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 47.02
Shares granted	52.26	$ 50.84	$ 45.79
Shares forfeited	48.39
Shares vested	45.13
Ending balance	$ 48.97	$ 47.02
Shares
Beginning balance	1,414
Shares granted	201
Shares forfeited	(28)
Shares vested	(540)
Ending balance	1,047	1,414